Selected Balance Sheet Data - Narrative (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Contract with customer, liability, revenue recognized	$ 0.6	$ 0.4	$ 0.4	$ 0.8